Operations By Segment And Geographic Areas And Identifiable Assets (Reconciliation Of Selected Segment Information To Corresponding Amounts Contained In Consolidated Financial Statements) (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended									12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net sales from segments										$ 1,708.9	$ 1,416.8	$ 1,224.5
Elimination of intersegment revenue										(0.8)	(0.9)	(1.1)
Total consolidated net sales	470.7	455.4	404.0	378.1	369.5	363.4	347.3	335.7		1,708.1	1,415.9	1,223.4
Total consolidated earnings from operations										163.6	155.5	113.5
Total consolidated assets	3,922.1				3,536.7					3,922.1	3,536.7	3,673.9
Other assets	1,808.1				2,104.5					1,808.1	2,104.5	2,365.6
Restructuring charges										21.2	0.8	4.5
Gains (losses) on sale of assets pre-tax								3.3	2.3	(16.7)	3.3
Accelerated depreciation										2.5	0.7
Decrease in environmental related accruals					0.6						0.6
Adjustments of prior year restructuring charges												0.9
Cash and cash equivalents	179.3				415.8					179.3	415.8	383.3	261.7
Mt. Pleasant, Tennessee Facility [Member]
Segment Reporting Information [Line Items]
Restructuring charges												5.5
Coating Resins Segment [Member]
Segment Reporting Information [Line Items]
Costs allocated to operations										66.5	66.0	61.4
Assets held for sale	1,472.6				1,508.8					1,472.6	1,508.8	1,671.9
Previously Owned Building Block Chemicals [Member]
Segment Reporting Information [Line Items]
Costs allocated to operations											1.0	6.3
Building Block Chemicals Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Assets held for sale												164.4
Stamford Facility [Member]
Segment Reporting Information [Line Items]
Gains (losses) on sale of assets pre-tax										16.7
Umeco [Member]
Segment Reporting Information [Line Items]
Costs incurred for acquisition	8.4									8.4
Earnings From Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated earnings from operations										296.0	234.0	202.6
Corporate Unallocated [Member]
Segment Reporting Information [Line Items]
Total consolidated earnings from operations										(132.4)	(78.5)	(89.1)
Assets From Segments [Member]
Segment Reporting Information [Line Items]
Total consolidated assets	$ 2,114.0				$ 1,432.2					$ 2,114.0	$ 1,432.2	$ 1,308.3